Debt - Aggregate Maturities of Debt (Details) $ in Millions	Dec. 31, 2024 USD ($)
Long-Term Debt, Fiscal Year Maturity [Abstract]
Year ended December 31, 2025	$ 1,030
Year ended December 31, 2026	30
Year ended December 31, 2027	1,731
Year ended December 31, 2028	1,105
Year ended December 31, 2029	1,877
Year ended December 31, 2030 and thereafter	7,399
Unamortized fair value adjustments, bond discounts and debt issuance costs	(116)
Total	$ 13,056